American Funds Target Date Retirement Series®
American Funds 2065
Target Date Retirement FundSM
Investment portfolio
July 31, 2021
unaudited
Fund investments Growth funds 45%	Shares	Value (000)
New Perspective Fund, Class R-6	419,139	$28,430
SMALLCAP World Fund, Inc., Class R-6	311,257	28,430
AMCAP Fund, Class R-6	449,738	19,901
The Growth Fund of America, Class R-6	262,233	19,901
The New Economy Fund, Class R-6	218,957	14,215
New World Fund, Inc., Class R-6	120,641	11,372
EuroPacific Growth Fund, Class R-6	81,581	5,685
		127,934
Growth-and-income funds 40%
Capital World Growth and Income Fund, Class R-6	437,854	28,430
Fundamental Investors, Class R-6	331,135	25,587
The Investment Company of America, Class R-6	448,770	22,744
Washington Mutual Investors Fund, Class R-6	402,330	22,744
American Mutual Fund, Class R-6	279,535	14,214
		113,719
Balanced funds 10%
American Funds Global Balanced Fund, Class R-6	358,181	14,213
American Balanced Fund, Class R-6	430,162	14,212
		28,425
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	998,751	14,232
Total investment securities 100% (cost: $260,347,000)		284,310
Other assets less liabilities 0%		(80)
Net assets 100%		$284,230
American Funds Target Date Retirement Series — American Funds 2065 Target Date Retirement Fund — Page 1 of 23

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 7/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 45%
New Perspective Fund, Class R-6	$3,048	$23,704	$784	$(12)	$2,474	$28,430	$21	$206
SMALLCAP World Fund, Inc., Class R-6	3,048	23,789	785	(21)	2,399	28,430	—	83
AMCAP Fund, Class R-6	3,048	15,858	732	(9)	1,736	19,901	23	704
The Growth Fund of America, Class R-6	3,048	15,565	708	(16)	2,012	19,901	27	208
The New Economy Fund, Class R-6	1,742	11,875	446	(13)	1,057	14,215	9	73
New World Fund, Inc., Class R-6	1,742	9,232	397	(4)	799	11,372	13	—
EuroPacific Growth Fund, Class R-6	1,742	6,887	3,363	1	418	5,685	18	196
						127,934
Growth-and-income funds 40%
Capital World Growth and Income Fund, Class R-6	3,048	24,460	753	(2)	1,677	28,430	210	—
Fundamental Investors, Class R-6	3,484	20,879	855	(1)	2,080	25,587	154	593
The Investment Company of America, Class R-6	3,919	17,780	1,537	20	2,562	22,744	162	160
Washington Mutual Investors Fund, Class R-6	3,920	18,196	1,490	11	2,107	22,744	189	664
American Mutual Fund, Class R-6	3,484	13,461	4,686	229	1,726	14,214	162	—
International Growth and Income Fund, Class R-6	1,741	4,768	7,307	799	(1)	—	45	—
						113,719
Balanced funds 10%
American Funds Global Balanced Fund, Class R-6	2,174	11,781	538	1	795	14,213	116	—
American Balanced Fund, Class R-6	2,174	11,646	546	(1)	939	14,212	92	156
						28,425
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	2,201	12,837	697	(23)	(86)	14,232	81	158
Total 100%				$959	$22,694	$284,310	$1,322	$3,201
[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — American Funds 2065 Target Date Retirement Fund — Page 2 of 23

American Funds 2060
Target Date Retirement Fund®
Investment portfolio
July 31, 2021
unaudited
Fund investments Growth funds 45%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	5,909,453	$539,770
New Perspective Fund, Class R-6	7,904,135	536,137
The Growth Fund of America, Class R-6	4,942,063	375,053
AMCAP Fund, Class R-6	8,474,800	375,010
The New Economy Fund, Class R-6	4,122,976	267,664
New World Fund, Inc., Class R-6	2,287,862	215,654
EuroPacific Growth Fund, Class R-6	1,534,155	106,915
		2,416,203
Growth-and-income funds 40%
Capital World Growth and Income Fund, Class R-6	8,269,440	536,935
Fundamental Investors, Class R-6	6,253,914	483,240
The Investment Company of America, Class R-6	8,475,635	429,545
Washington Mutual Investors Fund, Class R-6	7,598,515	429,544
American Mutual Fund, Class R-6	5,279,547	268,465
		2,147,729
Balanced funds 10%
American Funds Global Balanced Fund, Class R-6	6,765,328	268,448
American Balanced Fund, Class R-6	8,124,905	268,447
		536,895
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	18,852,608	268,649
Total investment securities 100% (cost: $4,315,701,000)		5,369,476
Other assets less liabilities 0%		(1,002)
Net assets 100%		$5,368,474
American Funds Target Date Retirement Series — American Funds 2060 Target Date Retirement Fund — Page 1 of 23

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 7/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 45%
SMALLCAP World Fund, Inc., Class R-6	$229,434	$234,422	$15,440	$3,465	$87,889	$539,770	$—	$4,249
New Perspective Fund, Class R-6	229,452	232,922	8,561	1,700	80,624	536,137	1,059	10,514
The Growth Fund of America, Class R-6	229,452	84,580	10,096	1,622	69,495	375,053	1,381	10,591
AMCAP Fund, Class R-6	229,452	87,875	5,611	979	62,315	375,010	1,168	18,129
The New Economy Fund, Class R-6	131,393	101,633	2,980	686	36,932	267,664	456	3,737
New World Fund, Inc., Class R-6	132,158	50,392	4,439	988	36,555	215,654	679	—
EuroPacific Growth Fund, Class R-6	131,906	40,595	95,255	15,963	13,706	106,915	759	4,117
						2,416,203
Growth-and-income funds 40%
Capital World Growth and Income Fund, Class R-6	229,539	244,955	7,083	1,096	68,428	536,935	5,194	—
Fundamental Investors, Class R-6	262,482	145,692	7,493	1,314	81,245	483,240	4,966	12,413
The Investment Company of America, Class R-6	295,437	78,599	38,924	3,880	90,553	429,545	4,625	3,352
Washington Mutual Investors Fund, Class R-6	296,272	89,681	41,563	4,790	80,364	429,544	5,578	16,622
American Mutual Fund, Class R-6	263,342	72,182	139,088	16,773	55,256	268,465	4,952	—
International Growth and Income Fund, Class R-6	130,810	20,503	192,234	38,869	2,052	—	1,495	—
						2,147,729
Balanced funds 10%
American Funds Global Balanced Fund, Class R-6	166,132	74,526	4,908	468	32,230	268,448	3,109	—
American Balanced Fund, Class R-6	166,133	74,633	3,840	393	31,128	268,447	2,608	6,082
						536,895
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	172,151	108,471	4,072	91	(7,992)	268,649	2,072	7,380
Total 100%				$93,077	$820,780	$5,369,476	$40,101	$97,186
[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — American Funds 2060 Target Date Retirement Fund — Page 2 of 23

American Funds 2055
Target Date Retirement Fund®
Investment portfolio
July 31, 2021
unaudited
Fund investments Growth funds 45%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	12,520,730	$1,143,643
New Perspective Fund, Class R-6	16,720,672	1,134,163
AMCAP Fund, Class R-6	18,712,331	828,021
The Growth Fund of America, Class R-6	10,885,979	826,137
The New Economy Fund, Class R-6	9,030,412	586,254
New World Fund, Inc., Class R-6	4,970,732	468,541
EuroPacific Growth Fund, Class R-6	3,342,269	232,923
American Funds Global Insight Fund, Class R-6	3,790,609	81,233
		5,300,915
Growth-and-income funds 40%
Capital World Growth and Income Fund, Class R-6	18,142,461	1,177,990
Fundamental Investors, Class R-6	13,720,471	1,060,181
Washington Mutual Investors Fund, Class R-6	16,670,170	942,365
The Investment Company of America, Class R-6	17,780,946	901,138
American Mutual Fund, Class R-6	12,393,222	630,195
		4,711,869
Balanced funds 10%
American Funds Global Balanced Fund, Class R-6	14,837,422	588,749
American Balanced Fund, Class R-6	17,817,941	588,705
		1,177,454
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	41,451,427	590,683
Total investment securities 100% (cost: $9,145,279,000)		11,780,921
Other assets less liabilities 0%		(2,238)
Net assets 100%		$11,778,683
American Funds Target Date Retirement Series — American Funds 2055 Target Date Retirement Fund — Page 3 of 23

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 7/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 45%
SMALLCAP World Fund, Inc., Class R-6	$569,913	$414,540	$55,041	$13,500	$200,731	$1,143,643	$—	$10,196
New Perspective Fund, Class R-6	553,756	420,633	29,954	7,373	182,355	1,134,163	2,538	25,203
AMCAP Fund, Class R-6	554,919	134,405	10,129	3,983	144,843	828,021	2,802	41,352
The Growth Fund of America, Class R-6	553,775	147,680	41,955	7,085	159,552	826,137	3,310	25,390
The New Economy Fund, Class R-6	321,591	186,488	9,652	3,006	84,821	586,254	1,094	8,969
New World Fund, Inc., Class R-6	321,162	70,681	12,603	3,489	85,812	468,541	1,630	—
EuroPacific Growth Fund, Class R-6	320,030	64,630	223,422	42,425	29,260	232,923	1,801	9,263
American Funds Global Insight Fund, Class R-6	—	79,091	114	5	2,251	81,233	—	—
						5,300,915
Growth-and-income funds 40%
Capital World Growth and Income Fund, Class R-6	560,776	473,865	21,486	4,310	160,525	1,177,990	11,779	—
Fundamental Investors, Class R-6	639,235	247,132	21,705	4,679	190,840	1,060,181	11,556	27,647
Washington Mutual Investors Fund, Class R-6	719,487	145,024	124,357	16,039	186,172	942,365	12,936	37,768
The Investment Company of America, Class R-6	719,487	108,392	148,154	19,936	201,477	901,138	10,577	7,185
American Mutual Fund, Class R-6	639,234	129,413	309,689	40,405	130,832	630,195	11,697	—
International Growth and Income Fund, Class R-6	318,319	21,017	437,394	93,357	4,701	—	3,453	—
						4,711,869
Balanced funds 10%
American Funds Global Balanced Fund, Class R-6	406,355	119,987	15,112	2,052	75,467	588,749	7,118	—
American Balanced Fund, Class R-6	406,187	120,793	12,111	2,232	71,604	588,705	5,994	14,344
						1,177,454
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	420,990	202,679	13,745	184	(19,425)	590,683	4,719	17,570
Total 100%				$264,060	$1,891,818	$11,780,921	$93,004	$224,887
[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — American Funds 2055 Target Date Retirement Fund — Page 4 of 23

American Funds 2050
Target Date Retirement Fund®
Investment portfolio
July 31, 2021
unaudited
Fund investments Growth funds 44%	Shares	Value (000)
New Perspective Fund, Class R-6	25,860,444	$1,754,114
SMALLCAP World Fund, Inc., Class R-6	18,616,298	1,700,413
AMCAP Fund, Class R-6	31,312,226	1,385,566
The Growth Fund of America, Class R-6	18,206,094	1,381,660
The New Economy Fund, Class R-6	14,197,036	921,672
New World Fund, Inc., Class R-6	7,462,851	703,448
American Funds Global Insight Fund, Class R-6	21,042,088	450,932
EuroPacific Growth Fund, Class R-6	5,456,591	380,270
		8,678,075
Growth-and-income funds 39%
Capital World Growth and Income Fund, Class R-6	27,975,142	1,816,426
Fundamental Investors, Class R-6	21,924,968	1,694,142
Washington Mutual Investors Fund, Class R-6	27,657,680	1,563,489
The Investment Company of America, Class R-6	24,628,752	1,248,185
American Mutual Fund, Class R-6	24,366,789	1,239,051
		7,561,293
Equity-income funds 1%
Capital Income Builder, Class R-6	1,990,808	136,310
The Income Fund of America, Class R-6	5,256,529	136,302
		272,612
Balanced funds 11%
American Balanced Fund, Class R-6	33,794,263	1,116,563
American Funds Global Balanced Fund, Class R-6	24,692,878	979,813
		2,096,376
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	69,073,691	984,300
Total investment securities 100% (cost: $14,903,418,000)		19,592,656
Other assets less liabilities 0%		(3,603)
Net assets 100%		$19,589,053
American Funds Target Date Retirement Series — American Funds 2050 Target Date Retirement Fund — Page 5 of 23

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 7/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 44%
New Perspective Fund, Class R-6	$964,778	$529,360	$53,935	$15,045	$298,866	$1,754,114	$4,341	$43,111
SMALLCAP World Fund, Inc., Class R-6	992,745	449,217	101,448	26,201	333,698	1,700,413	—	17,467
AMCAP Fund, Class R-6	909,992	237,123	8,859	5,434	241,876	1,385,566	4,586	68,717
The Growth Fund of America, Class R-6	971,953	178,272	51,604	12,308	270,731	1,381,660	5,664	43,437
The New Economy Fund, Class R-6	557,935	228,452	12,248	4,511	143,022	921,672	1,883	15,442
New World Fund, Inc., Class R-6	543,084	58,706	47,869	3,741	145,786	703,448	2,807	—
American Funds Global Insight Fund, Class R-6	—	484,635	49,079	31	15,345	450,932	—	—
EuroPacific Growth Fund, Class R-6	541,651	75,390	358,437	72,975	48,691	380,270	3,084	15,408
						8,678,075
Growth-and-income funds 39%
Capital World Growth and Income Fund, Class R-6	929,772	644,402	28,095	5,972	264,375	1,816,426	18,856	—
Fundamental Investors, Class R-6	1,062,274	339,318	30,310	6,341	316,519	1,694,142	18,985	44,694
Washington Mutual Investors Fund, Class R-6	1,199,249	190,619	161,302	22,859	312,064	1,563,489	21,475	63,019
The Investment Company of America, Class R-6	1,199,249	123,169	432,679	67,525	290,921	1,248,185	16,624	9,986
American Mutual Fund, Class R-6	1,062,165	170,200	282,786	34,746	254,726	1,239,051	20,293	—
International Growth and Income Fund, Class R-6	541,648	32,992	742,056	160,867	6,549	—	5,863	—
						7,561,293
Equity-income funds 1%
Capital Income Builder, Class R-6	52,156	70,960	670	130	13,734	136,310	2,004	—
The Income Fund of America, Class R-6	52,150	70,512	671	147	14,164	136,302	2,159	—
						272,612
Balanced funds 11%
American Balanced Fund, Class R-6	718,884	279,043	14,394	4,003	129,027	1,116,563	10,862	25,722
American Funds Global Balanced Fund, Class R-6	691,169	172,921	15,568	2,538	128,753	979,813	11,941	—
						2,096,376
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	706,638	323,787	13,233	325	(33,217)	984,300	7,909	29,757
Total 100%				$445,699	$3,195,630	$19,592,656	$159,336	$376,760
[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — American Funds 2050 Target Date Retirement Fund — Page 6 of 23

American Funds 2045
Target Date Retirement Fund®
Investment portfolio
July 31, 2021
unaudited
Fund investments Growth funds 42%	Shares	Value (000)
New Perspective Fund, Class R-6	27,916,378	$1,893,568
SMALLCAP World Fund, Inc., Class R-6	19,033,101	1,738,483
AMCAP Fund, Class R-6	36,304,117	1,606,457
The Growth Fund of America, Class R-6	21,106,837	1,601,798
The New Economy Fund, Class R-6	14,005,415	909,232
American Funds Global Insight Fund, Class R-6	34,735,395	744,379
New World Fund, Inc., Class R-6	6,968,122	656,815
EuroPacific Growth Fund, Class R-6	6,258,123	436,129
		9,586,861
Growth-and-income funds 35%
Fundamental Investors, Class R-6	23,447,672	1,811,802
Capital World Growth and Income Fund, Class R-6	27,903,921	1,811,801
Washington Mutual Investors Fund, Class R-6	30,652,683	1,732,796
American Mutual Fund, Class R-6	31,192,271	1,586,127
The Investment Company of America, Class R-6	20,785,220	1,053,395
		7,995,921
Equity-income funds 5%
The Income Fund of America, Class R-6	23,564,403	611,025
Capital Income Builder, Class R-6	7,765,704	531,718
		1,142,743
Balanced funds 13%
American Balanced Fund, Class R-6	50,368,367	1,664,171
American Funds Global Balanced Fund, Class R-6	28,527,848	1,131,985
		2,796,156
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	79,540,677	1,133,455
Total investment securities 100% (cost: $17,259,365,000)		22,655,136
Other assets less liabilities 0%		(4,280)
Net assets 100%		$22,650,856
American Funds Target Date Retirement Series — American Funds 2045 Target Date Retirement Fund — Page 7 of 23

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 7/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 42%
New Perspective Fund, Class R-6	$1,151,521	$481,759	$99,733	$26,138	$333,883	$1,893,568	$5,048	$50,126
SMALLCAP World Fund, Inc., Class R-6	1,207,454	316,095	200,065	43,031	371,968	1,738,483	—	20,278
AMCAP Fund, Class R-6	1,088,736	245,856	19,513	8,355	283,023	1,606,457	5,573	80,931
The Growth Fund of America, Class R-6	1,162,057	213,155	105,403	23,278	308,711	1,601,798	6,584	50,497
The New Economy Fund, Class R-6	664,990	119,675	41,596	9,400	156,763	909,232	2,175	17,836
American Funds Global Insight Fund, Class R-6	—	790,301	71,283	84	25,277	744,379	—	—
New World Fund, Inc., Class R-6	647,579	69,240	231,076	42,935	128,137	656,815	3,242	—
EuroPacific Growth Fund, Class R-6	645,582	90,861	443,649	88,865	54,470	436,129	3,563	17,842
						9,586,861
Growth-and-income funds 35%
Fundamental Investors, Class R-6	1,080,063	444,195	42,157	8,780	320,921	1,811,802	19,539	47,653
Capital World Growth and Income Fund, Class R-6	921,814	659,243	37,809	7,504	261,049	1,811,801	18,644	—
Washington Mutual Investors Fund, Class R-6	1,273,202	209,838	107,658	15,855	341,559	1,732,796	23,157	69,275
American Mutual Fund, Class R-6	1,080,063	232,987	31,930	6,986	298,021	1,586,127	22,177	—
The Investment Company of America, Class R-6	1,241,138	126,348	676,868	113,761	249,016	1,053,395	16,316	8,494
International Growth and Income Fund, Class R-6	597,216	32,623	813,548	177,347	6,362	—	6,446	—
						7,995,921
Equity-income funds 5%
The Income Fund of America, Class R-6	374,882	159,254	10,764	1,068	86,585	611,025	12,770	—
Capital Income Builder, Class R-6	374,922	110,788	39,356	2,571	82,793	531,718	11,431	—
						1,142,743
Balanced funds 13%
American Balanced Fund, Class R-6	964,044	543,282	27,355	6,380	177,820	1,664,171	15,233	35,614
American Funds Global Balanced Fund, Class R-6	833,726	178,283	38,506	4,146	154,336	1,131,985	14,283	—
						2,796,156
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	785,933	407,792	21,891	185	(38,564)	1,133,455	9,185	34,883
Total 100%				$586,669	$3,602,130	$22,655,136	$195,366	$433,429
[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — American Funds 2045 Target Date Retirement Fund — Page 8 of 23

American Funds 2040
Target Date Retirement Fund®
Investment portfolio
July 31, 2021
unaudited
Fund investments Growth funds 40%	Shares	Value (000)
AMCAP Fund, Class R-6	46,546,022	$2,059,662
The Growth Fund of America, Class R-6	27,062,268	2,053,756
New Perspective Fund, Class R-6	29,822,326	2,022,848
SMALLCAP World Fund, Inc., Class R-6	21,024,028	1,920,335
The New Economy Fund, Class R-6	17,951,424	1,165,406
American Funds Global Insight Fund, Class R-6	52,753,084	1,130,499
New World Fund, Inc., Class R-6	7,954,290	749,771
EuroPacific Growth Fund, Class R-6	5,552,781	386,973
		11,489,250
Growth-and-income funds 33%
Fundamental Investors, Class R-6	28,692,369	2,217,059
Capital World Growth and Income Fund, Class R-6	34,071,964	2,212,293
American Mutual Fund, Class R-6	39,817,920	2,024,741
Washington Mutual Investors Fund, Class R-6	34,194,944	1,933,040
The Investment Company of America, Class R-6	22,790,683	1,155,032
International Growth and Income Fund, Class R-6	4,823,845	199,177
		9,741,342
Equity-income funds 7%
The Income Fund of America, Class R-6	44,574,155	1,155,808
Capital Income Builder, Class R-6	12,650,434	866,175
		2,021,983
Balanced funds 13%
American Balanced Fund, Class R-6	70,042,557	2,314,205
American Funds Global Balanced Fund, Class R-6	36,420,269	1,445,156
		3,759,361
Fixed income funds 7%
U.S. Government Securities Fund, Class R-6	123,275,508	1,756,676
American Funds Inflation Linked Bond Fund, Class R-6	17,487,650	197,086
		1,953,762
Total investment securities 100% (cost: $22,036,435,000)		28,965,698
Other assets less liabilities 0%		(5,355)
Net assets 100%		$28,960,343
American Funds Target Date Retirement Series — American Funds 2040 Target Date Retirement Fund — Page 9 of 23

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 7/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 40%
AMCAP Fund, Class R-6	$1,422,242	$295,749	$27,979	$9,737	$359,913	$2,059,662	$7,024	$103,168
The Growth Fund of America, Class R-6	1,512,249	284,093	164,627	37,916	384,125	2,053,756	8,290	63,580
New Perspective Fund, Class R-6	1,511,802	211,748	147,432	35,438	411,292	2,022,848	6,544	64,987
SMALLCAP World Fund, Inc., Class R-6	1,529,443	171,254	289,843	57,729	451,752	1,920,335	—	25,558
The New Economy Fund, Class R-6	857,542	190,511	91,498	16,583	192,268	1,165,406	2,681	21,984
American Funds Global Insight Fund, Class R-6	—	1,156,168	63,815	108	38,038	1,130,499	—	—
New World Fund, Inc., Class R-6	841,155	53,284	357,723	75,381	137,674	749,771	3,995	—
EuroPacific Growth Fund, Class R-6	843,199	94,587	740,385	170,093	19,479	386,973	4,408	16,056
						11,489,250
Growth-and-income funds 33%
Fundamental Investors, Class R-6	1,218,643	653,004	33,920	8,535	370,797	2,217,059	22,833	58,731
Capital World Growth and Income Fund, Class R-6	1,012,988	923,391	26,837	6,934	295,817	2,212,293	22,113	—
American Mutual Fund, Class R-6	1,218,839	470,657	20,376	7,207	348,414	2,024,741	26,410	—
Washington Mutual Investors Fund, Class R-6	1,635,308	251,982	411,678	63,531	393,897	1,933,040	28,643	80,676
The Investment Company of America, Class R-6	1,426,975	143,515	833,598	149,482	268,658	1,155,032	18,703	9,257
International Growth and Income Fund, Class R-6	593,645	74,693	657,128	132,639	55,328	199,177	8,173	—
						9,741,342
Equity-income funds 7%
The Income Fund of America, Class R-6	800,576	193,855	21,294	2,466	180,205	1,155,808	26,524	—
Capital Income Builder, Class R-6	800,653	160,833	271,151	19,066	156,774	866,175	22,796	—
						2,021,983
Balanced funds 13%
American Balanced Fund, Class R-6	1,227,090	865,731	22,875	6,155	238,104	2,314,205	20,396	47,151
American Funds Global Balanced Fund, Class R-6	1,227,901	216,234	228,559	20,709	208,871	1,445,156	20,168	—
						3,759,361
Fixed income funds 7%
U.S. Government Securities Fund, Class R-6	1,132,441	704,469	25,185	284	(55,333)	1,756,676	13,826	50,487
American Funds Inflation Linked Bond Fund, Class R-6	20,574	172,826	1,062	88	4,660	197,086	2,057	1,535
						1,953,762
Total 100%				$820,081	$4,460,733	$28,965,698	$265,584	$543,170
[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — American Funds 2040 Target Date Retirement Fund — Page 10 of 23

American Funds 2035
Target Date Retirement Fund®
Investment portfolio
July 31, 2021
unaudited
Fund investments Growth funds 33%	Shares	Value (000)
AMCAP Fund, Class R-6	50,251,045	$2,223,609
The Growth Fund of America, Class R-6	29,226,681	2,218,013
New Perspective Fund, Class R-6	27,852,264	1,889,219
SMALLCAP World Fund, Inc., Class R-6	19,148,986	1,749,068
American Funds Global Insight Fund, Class R-6	59,145,135	1,267,480
The New Economy Fund, Class R-6	14,039,651	911,454
New World Fund, Inc., Class R-6	4,649,328	438,246
		10,697,089
Growth-and-income funds 32%
American Mutual Fund, Class R-6	44,841,291	2,280,180
Capital World Growth and Income Fund, Class R-6	35,112,101	2,279,829
Fundamental Investors, Class R-6	28,135,892	2,174,060
Washington Mutual Investors Fund, Class R-6	32,812,389	1,854,884
The Investment Company of America, Class R-6	25,657,030	1,300,298
International Growth and Income Fund, Class R-6	15,557,457	642,368
		10,531,619
Equity-income funds 7%
The Income Fund of America, Class R-6	49,623,697	1,286,743
Capital Income Builder, Class R-6	15,683,877	1,073,875
		2,360,618
Balanced funds 13%
American Balanced Fund, Class R-6	78,596,251	2,596,820
American Funds Global Balanced Fund, Class R-6	40,680,327	1,614,195
		4,211,015
Fixed income funds 15%
U.S. Government Securities Fund, Class R-6	175,814,872	2,505,362
American Funds Inflation Linked Bond Fund, Class R-6	77,491,906	873,334
American Funds Mortgage Fund, Class R-6	54,852,231	562,235
Capital World Bond Fund, Class R-6	26,959,817	561,034
Intermediate Bond Fund of America, Class R-6	32,175,730	446,921
		4,948,886
Total investment securities 100% (cost: $25,629,015,000)		32,749,227
Other assets less liabilities 0%		(6,337)
Net assets 100%		$32,742,890
American Funds Target Date Retirement Series — American Funds 2035 Target Date Retirement Fund — Page 11 of 23

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 7/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 33%
AMCAP Fund, Class R-6	$1,326,364	$560,044	$14,846	$9,807	$342,240	$2,223,609	$6,555	$106,333
The Growth Fund of America, Class R-6	1,366,534	537,532	94,317	31,302	376,962	2,218,013	7,794	59,780
New Perspective Fund, Class R-6	1,598,749	174,364	350,759	70,228	396,637	1,889,219	7,035	69,859
SMALLCAP World Fund, Inc., Class R-6	1,328,402	138,458	176,749	43,715	415,242	1,749,068	—	23,186
American Funds Global Insight Fund, Class R-6	—	1,352,368	127,463	132	42,443	1,267,480	—	—
The New Economy Fund, Class R-6	614,083	204,975	61,833	15,942	138,287	911,454	1,950	15,994
New World Fund, Inc., Class R-6	643,744	5,326	372,937	115,627	46,486	438,246	3,145	—
EuroPacific Growth Fund, Class R-6	920,295	52,723	1,190,534	358,887	(141,371)	—	4,267	—
						10,697,089
Growth-and-income funds 32%
American Mutual Fund, Class R-6	1,401,590	492,740	16,036	8,999	392,887	2,280,180	29,519	—
Capital World Growth and Income Fund, Class R-6	1,174,215	781,168	18,015	7,229	335,232	2,279,829	23,665	—
Fundamental Investors, Class R-6	1,411,801	359,304	22,540	9,482	416,013	2,174,060	25,074	57,655
Washington Mutual Investors Fund, Class R-6	1,877,338	189,048	724,595	123,910	389,183	1,854,884	30,868	81,725
The Investment Company of America, Class R-6	1,640,764	101,449	915,237	167,330	305,992	1,300,298	21,074	10,437
International Growth and Income Fund, Class R-6	696,952	36,967	310,747	48,525	170,671	642,368	13,407	—
						10,531,619
Equity-income funds 7%
The Income Fund of America, Class R-6	937,431	153,829	11,182	2,863	203,802	1,286,743	29,693	—
Capital Income Builder, Class R-6	937,531	126,540	191,480	11,076	190,208	1,073,875	26,223	—
						2,360,618
Balanced funds 13%
American Balanced Fund, Class R-6	1,424,988	912,901	16,692	5,596	270,027	2,596,820	22,949	53,123
American Funds Global Balanced Fund, Class R-6	1,424,968	197,555	269,202	20,006	240,868	1,614,195	22,868	—
						4,211,015
Fixed income funds 15%
U.S. Government Securities Fund, Class R-6	1,930,586	687,881	24,022	824	(89,907)	2,505,362	20,755	80,132
American Funds Inflation Linked Bond Fund, Class R-6	578,372	284,245	6,305	851	16,171	873,334	14,254	10,635
American Funds Mortgage Fund, Class R-6	232,077	340,961	3,287	34	(7,550)	562,235	2,253	8,823
Capital World Bond Fund, Class R-6	230,026	338,978	3,288	241	(4,923)	561,034	5,650	6,110
Intermediate Bond Fund of America, Class R-6	182,150	271,709	2,617	75	(4,396)	446,921	2,766	4,353
						4,948,886
Total 100%				$1,052,681	$4,441,204	$32,749,227	$321,764	$588,145
[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — American Funds 2035 Target Date Retirement Fund — Page 12 of 23

American Funds 2030
Target Date Retirement Fund®
Investment portfolio
July 31, 2021
unaudited
Fund investments Growth funds 21%	Shares	Value (000)
AMCAP Fund, Class R-6	52,562,935	$2,325,910
The Growth Fund of America, Class R-6	27,603,192	2,094,806
American Funds Global Insight Fund, Class R-6	64,072,591	1,373,076
SMALLCAP World Fund, Inc., Class R-6	14,113,014	1,289,083
New Perspective Fund, Class R-6	15,149,629	1,027,599
		8,110,474
Growth-and-income funds 30%
American Mutual Fund, Class R-6	52,058,486	2,647,174
Capital World Growth and Income Fund, Class R-6	40,545,041	2,632,589
Fundamental Investors, Class R-6	24,881,945	1,922,628
Washington Mutual Investors Fund, Class R-6	33,398,586	1,888,022
The Investment Company of America, Class R-6	27,556,963	1,396,587
International Growth and Income Fund, Class R-6	17,826,715	736,065
		11,223,065
Equity-income funds 8%
The Income Fund of America, Class R-6	57,937,746	1,502,326
Capital Income Builder, Class R-6	21,940,794	1,502,286
		3,004,612
Balanced funds 13%
American Balanced Fund, Class R-6	91,511,089	3,023,527
American Funds Global Balanced Fund, Class R-6	47,434,105	1,882,185
		4,905,712
Fixed income funds 28%
U.S. Government Securities Fund, Class R-6	177,295,803	2,526,465
Intermediate Bond Fund of America, Class R-6	156,991,981	2,180,618
American Funds Mortgage Fund, Class R-6	184,902,990	1,895,256
Capital World Bond Fund, Class R-6	91,074,275	1,895,256
American Funds Inflation Linked Bond Fund, Class R-6	146,251,568	1,648,255
The Bond Fund of America, Class R-6	48,361,438	658,683
		10,804,533
Total investment securities 100% (cost: $31,303,171,000)		38,048,396
Other assets less liabilities 0%		(7,345)
Net assets 100%		$38,041,051
American Funds Target Date Retirement Series — American Funds 2030 Target Date Retirement Fund — Page 13 of 23

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 7/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 21%
AMCAP Fund, Class R-6	$1,215,094	$892,208	$101,094	$20,489	$299,213	$2,325,910	$5,628	$105,194
The Growth Fund of America, Class R-6	1,264,016	762,109	286,590	66,300	288,971	2,094,806	6,316	48,445
American Funds Global Insight Fund, Class R-6	—	1,441,261	115,237	164	46,888	1,373,076	—	—
SMALLCAP World Fund, Inc., Class R-6	871,239	477,146	324,429	107,718	157,409	1,289,083	—	12,287
New Perspective Fund, Class R-6	1,590,635	202,875	1,167,293	351,159	50,223	1,027,599	6,373	63,290
EuroPacific Growth Fund, Class R-6	946,741	79,608	1,237,963	380,484	(168,870)	—	4,007	—
New World Fund, Inc., Class R-6	300,306	7,586	367,891	146,279	(86,280)	—	1,146	—
						8,110,474
Growth-and-income funds 30%
American Mutual Fund, Class R-6	1,631,969	564,236	23,368	9,813	464,524	2,647,174	35,178	—
Capital World Growth and Income Fund, Class R-6	1,465,385	865,916	110,792	13,898	398,182	2,632,589	27,641	—
Fundamental Investors, Class R-6	1,752,938	104,373	425,166	54,757	435,726	1,922,628	27,066	51,015
Washington Mutual Investors Fund, Class R-6	2,230,309	205,335	1,134,376	183,815	402,939	1,888,022	34,138	87,154
The Investment Company of America, Class R-6	2,041,336	64,545	1,264,787	234,678	320,815	1,396,587	23,999	11,237
International Growth and Income Fund, Class R-6	821,961	44,483	378,064	49,326	198,359	736,065	15,014	—
						11,223,065
Equity-income funds 8%
The Income Fund of America, Class R-6	1,063,050	220,015	24,699	3,161	240,799	1,502,326	35,509	—
Capital Income Builder, Class R-6	1,046,016	251,249	37,172	2,158	240,035	1,502,286	32,977	—
						3,004,612
Balanced funds 13%
American Balanced Fund, Class R-6	1,626,701	1,092,722	18,739	8,129	314,714	3,023,527	27,170	63,640
American Funds Global Balanced Fund, Class R-6	1,626,580	296,302	349,795	31,101	277,997	1,882,185	26,999	—
						4,905,712
Fixed income funds 28%
U.S. Government Securities Fund, Class R-6	1,953,437	705,694	39,704	637	(93,599)	2,526,465	21,235	83,376
Intermediate Bond Fund of America, Class R-6	1,409,344	825,185	19,857	808	(34,862)	2,180,618	16,442	33,152
American Funds Mortgage Fund, Class R-6	1,409,157	555,589	18,263	572	(51,799)	1,895,256	10,280	53,513
Capital World Bond Fund, Class R-6	1,396,664	538,797	20,545	1,477	(21,137)	1,895,256	26,794	31,111
American Funds Inflation Linked Bond Fund, Class R-6	1,161,710	476,625	20,657	1,565	29,012	1,648,255	30,058	22,427
The Bond Fund of America, Class R-6	203,604	466,526	3,592	92	(7,947)	658,683	5,932	10,881
						10,804,533
Total 100%				$1,668,580	$3,701,312	$38,048,396	$419,902	$676,722
[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — American Funds 2030 Target Date Retirement Fund — Page 14 of 23

American Funds 2025
Target Date Retirement Fund®
Investment portfolio
July 31, 2021
unaudited
Fund investments Growth funds 14%	Shares	Value (000)
AMCAP Fund, Class R-6	38,140,855	$1,687,733
American Funds Global Insight Fund, Class R-6	45,127,484	967,082
The Growth Fund of America, Class R-6	12,089,924	917,504
New Perspective Fund, Class R-6	6,760,493	458,564
SMALLCAP World Fund, Inc., Class R-6	5,001,582	456,845
		4,487,728
Growth-and-income funds 26%
American Mutual Fund, Class R-6	42,940,684	2,183,534
Capital World Growth and Income Fund, Class R-6	33,121,999	2,150,611
Washington Mutual Investors Fund, Class R-6	28,952,543	1,636,687
The Investment Company of America, Class R-6	19,365,349	981,436
Fundamental Investors, Class R-6	12,662,190	978,408
International Growth and Income Fund, Class R-6	12,993,318	536,494
		8,467,170
Equity-income funds 9%
The Income Fund of America, Class R-6	66,774,028	1,731,451
Capital Income Builder, Class R-6	20,229,503	1,385,114
		3,116,565
Balanced funds 13%
American Balanced Fund, Class R-6	78,891,768	2,606,584
American Funds Global Balanced Fund, Class R-6	37,965,791	1,506,482
		4,113,066
Fixed income funds 38%
Intermediate Bond Fund of America, Class R-6	210,612,092	2,925,402
The Bond Fund of America, Class R-6	143,982,830	1,961,046
U.S. Government Securities Fund, Class R-6	130,219,198	1,855,624
American Funds Inflation Linked Bond Fund, Class R-6	164,482,136	1,853,714
American Funds Mortgage Fund, Class R-6	168,984,734	1,732,093
Capital World Bond Fund, Class R-6	78,127,931	1,625,842
American High-Income Trust, Class R-6	52,619,126	555,132
		12,508,853
Total investment securities 100% (cost: $27,498,275,000)		32,693,382
Other assets less liabilities 0%		(6,483)
Net assets 100%		$32,686,899
American Funds Target Date Retirement Series — American Funds 2025 Target Date Retirement Fund — Page 15 of 23

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 7/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 14%
AMCAP Fund, Class R-6	$980,884	$600,395	$145,010	$22,042	$229,422	$1,687,733	$4,731	$80,485
American Funds Global Insight Fund, Class R-6	—	937,772	2,901	121	32,090	967,082	—	—
The Growth Fund of America, Class R-6	753,392	164,280	202,667	44,596	157,903	917,504	4,105	31,483
New Perspective Fund, Class R-6	1,220,651	89,661	1,151,203	426,688	(127,233)	458,564	5,184	51,482
SMALLCAP World Fund, Inc., Class R-6	—	445,015	1,349	70	13,109	456,845	—	—
EuroPacific Growth Fund, Class R-6	708,798	10,012	879,584	306,600	(145,826)	—	3,064	—
						4,487,728
Growth-and-income funds 26%
American Mutual Fund, Class R-6	1,511,818	272,452	19,675	9,699	409,240	2,183,534	30,319	—
Capital World Growth and Income Fund, Class R-6	1,262,047	650,329	117,226	20,837	334,624	2,150,611	23,240	—
Washington Mutual Investors Fund, Class R-6	1,490,375	100,346	355,376	67,139	334,203	1,636,687	24,902	70,041
The Investment Company of America, Class R-6	1,505,223	28,733	968,712	208,767	207,425	981,436	18,056	7,901
Fundamental Investors, Class R-6	1,254,903	45,073	674,574	147,562	205,444	978,408	19,036	26,036
International Growth and Income Fund, Class R-6	474,354	10,625	94,964	12,374	134,105	536,494	9,872	—
						8,467,170
Equity-income funds 9%
The Income Fund of America, Class R-6	1,210,749	290,550	45,601	5,958	269,795	1,731,451	39,400	—
Capital Income Builder, Class R-6	1,210,781	219,764	312,843	21,504	245,908	1,385,114	34,883	—
						3,116,565
Balanced funds 13%
American Balanced Fund, Class R-6	1,463,269	883,131	16,048	7,128	269,104	2,606,584	22,760	53,488
American Funds Global Balanced Fund, Class R-6	1,427,946	27,787	204,070	28,898	225,921	1,506,482	21,524	—
						4,113,066
Fixed income funds 38%
Intermediate Bond Fund of America, Class R-6	2,403,454	607,810	31,390	1,028	(55,500)	2,925,402	24,001	52,469
The Bond Fund of America, Class R-6	1,479,506	537,480	14,174	1,058	(42,824)	1,961,046	22,559	52,111
U.S. Government Securities Fund, Class R-6	1,541,296	397,952	13,978	811	(70,457)	1,855,624	15,644	62,062
American Funds Inflation Linked Bond Fund, Class R-6	1,419,891	412,482	13,499	1,869	32,971	1,853,714	33,263	24,819
American Funds Mortgage Fund, Class R-6	1,373,291	418,057	12,850	537	(46,942)	1,732,093	9,359	48,495
Capital World Bond Fund, Class R-6	1,307,392	346,304	12,201	1,320	(16,973)	1,625,842	23,088	26,742
American High-Income Trust, Class R-6	232,940	296,848	3,304	603	28,045	555,132	14,695	—
						12,508,853
Total 100%				$1,337,209	$2,623,554	$32,693,382	$403,685	$587,614
[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — American Funds 2025 Target Date Retirement Fund — Page 16 of 23

American Funds 2020
Target Date Retirement Fund®
Investment portfolio
July 31, 2021
unaudited
Fund investments Growth funds 5%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	23,897,964	$512,133
AMCAP Fund, Class R-6	10,052,703	444,832
		956,965
Growth-and-income funds 23%
American Mutual Fund, Class R-6	22,616,045	1,150,026
Capital World Growth and Income Fund, Class R-6	16,563,441	1,075,464
Washington Mutual Investors Fund, Class R-6	16,950,721	958,224
Fundamental Investors, Class R-6	7,431,985	574,270
The Investment Company of America, Class R-6	11,318,549	573,624
International Growth and Income Fund, Class R-6	3,033,860	125,268
		4,456,876
Equity-income funds 15%
The Income Fund of America, Class R-6	68,763,752	1,783,045
Capital Income Builder, Class R-6	14,744,871	1,009,581
		2,792,626
Balanced funds 12%
American Balanced Fund, Class R-6	46,557,858	1,538,272
American Funds Global Balanced Fund, Class R-6	19,287,053	765,310
		2,303,582
Fixed income funds 45%
Intermediate Bond Fund of America, Class R-6	123,961,966	1,721,832
The Bond Fund of America, Class R-6	112,491,947	1,532,140
American Funds Inflation Linked Bond Fund, Class R-6	119,463,937	1,346,359
American Funds Mortgage Fund, Class R-6	112,052,390	1,148,537
Capital World Bond Fund, Class R-6	46,156,654	960,520
U.S. Government Securities Fund, Class R-6	67,291,726	958,907
American High-Income Trust, Class R-6	90,882,847	958,814
		8,627,109
Total investment securities 100% (cost: $16,261,284,000)		19,137,158
Other assets less liabilities 0%		(3,727)
Net assets 100%		$19,133,431
American Funds Target Date Retirement Series — American Funds 2020 Target Date Retirement Fund — Page 17 of 23

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 7/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 5%
American Funds Global Insight Fund, Class R-6	$—	$506,293	$11,552	$252	$17,140	$512,133	$—	$—
AMCAP Fund, Class R-6	276,383	189,641	90,434	22,058	47,184	444,832	1,346	22,506
New Perspective Fund, Class R-6	273,994	16,264	352,259	172,171	(110,170)	—	1,217	12,087
The Growth Fund of America, Class R-6	142,784	9,334	182,538	98,228	(67,808)	—	846	6,492
						956,965
Growth-and-income funds 23%
American Mutual Fund, Class R-6	994,651	23,790	125,513	29,244	227,854	1,150,026	17,848	—
Capital World Growth and Income Fund, Class R-6	671,648	323,549	105,214	20,366	165,115	1,075,464	11,881	—
Washington Mutual Investors Fund, Class R-6	831,897	60,432	152,994	33,298	185,591	958,224	13,457	39,946
Fundamental Investors, Class R-6	665,344	31,256	307,784	83,074	102,380	574,270	9,929	15,494
The Investment Company of America, Class R-6	826,251	19,673	498,986	119,928	106,758	573,624	9,744	4,704
International Growth and Income Fund, Class R-6	168,149	3,440	97,863	22,870	28,672	125,268	2,888	—
						4,456,876
Equity-income funds 15%
The Income Fund of America, Class R-6	1,573,999	87,890	208,702	28,812	301,046	1,783,045	45,622	—
Capital Income Builder, Class R-6	1,561,240	66,660	931,875	83,534	230,022	1,009,581	37,525	—
						2,792,626
Balanced funds 12%
American Balanced Fund, Class R-6	657,553	830,101	84,824	18,875	116,567	1,538,272	11,347	25,533
American Funds Global Balanced Fund, Class R-6	500,830	197,813	28,551	5,034	90,184	765,310	8,617	—
						2,303,582
Fixed income funds 45%
Intermediate Bond Fund of America, Class R-6	1,532,766	251,021	28,431	207	(33,731)	1,721,832	14,522	32,466
The Bond Fund of America, Class R-6	1,361,685	232,418	24,702	336	(37,597)	1,532,140	18,957	46,051
American Funds Inflation Linked Bond Fund, Class R-6	1,189,349	179,357	46,598	1,294	22,957	1,346,359	27,041	20,176
American Funds Mortgage Fund, Class R-6	1,023,765	167,585	9,597	178	(33,394)	1,148,537	6,512	34,619
Capital World Bond Fund, Class R-6	846,758	131,714	10,077	462	(8,337)	960,520	14,226	16,657
U.S. Government Securities Fund, Class R-6	851,639	153,934	10,002	177	(36,841)	958,907	8,238	32,850
American High-Income Trust, Class R-6	858,760	49,171	32,760	4,202	79,441	958,814	37,577	—
						8,627,109
Total 100%				$744,600	$1,393,033	$19,137,158	$299,340	$309,581
[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — American Funds 2020 Target Date Retirement Fund — Page 18 of 23

American Funds 2015
Target Date Retirement Fund®
Investment portfolio
July 31, 2021
unaudited
Fund investments Growth funds 2%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	3,643,403	$78,078
AMCAP Fund, Class R-6	887,507	39,272
		117,350
Growth-and-income funds 21%
American Mutual Fund, Class R-6	7,035,195	357,740
Capital World Growth and Income Fund, Class R-6	4,559,629	296,057
Washington Mutual Investors Fund, Class R-6	4,903,342	277,186
The Investment Company of America, Class R-6	3,518,038	178,294
Fundamental Investors, Class R-6	2,041,279	157,729
		1,267,006
Equity-income funds 18%
The Income Fund of America, Class R-6	28,346,718	735,030
Capital Income Builder, Class R-6	5,194,312	355,655
		1,090,685
Balanced funds 12%
American Balanced Fund, Class R-6	13,820,414	456,626
American Funds Global Balanced Fund, Class R-6	6,016,370	238,730
		695,356
Fixed income funds 47%
Intermediate Bond Fund of America, Class R-6	45,472,114	631,608
The Bond Fund of America, Class R-6	35,237,136	479,930
American Funds Inflation Linked Bond Fund, Class R-6	37,618,147	423,956
American Funds Mortgage Fund, Class R-6	34,937,960	358,114
Capital World Bond Fund, Class R-6	14,400,209	299,668
American High-Income Trust, Class R-6	28,194,476	297,452
U.S. Government Securities Fund, Class R-6	14,446,144	205,858
Short-Term Bond Fund of America, Class R-6	9,304,553	93,418
		2,790,004
Total investment securities 100% (cost: $5,010,444,000)		5,960,401
Other assets less liabilities 0%		(1,223)
Net assets 100%		$5,959,178
American Funds Target Date Retirement Series — American Funds 2015 Target Date Retirement Fund — Page 19 of 23

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 7/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 2%
American Funds Global Insight Fund, Class R-6	$—	$81,598	$6,287	$110	$2,657	$78,078	$—	$—
AMCAP Fund, Class R-6	—	43,093	4,803	(26)	1,008	39,272	—	1,465
						117,350
Growth-and-income funds 21%
American Mutual Fund, Class R-6	308,791	16,527	46,153	6,605	71,970	357,740	5,458	—
Capital World Growth and Income Fund, Class R-6	214,101	58,126	34,324	6,987	51,167	296,057	3,468	—
Washington Mutual Investors Fund, Class R-6	255,165	15,841	59,843	11,672	54,351	277,186	4,019	11,823
The Investment Company of America, Class R-6	256,368	4,425	151,527	38,550	30,478	178,294	2,957	1,468
Fundamental Investors, Class R-6	203,505	7,387	108,769	32,272	23,334	157,729	2,950	4,351
International Growth and Income Fund, Class R-6	44,528	423	58,151	16,994	(3,794)	—	423	—
						1,267,006
Equity-income funds 18%
The Income Fund of America, Class R-6	640,408	40,259	77,531	4,737	127,157	735,030	18,143	—
Capital Income Builder, Class R-6	632,897	16,064	416,668	38,347	85,015	355,655	14,416	—
						1,090,685
Balanced funds 12%
American Balanced Fund, Class R-6	163,495	281,147	24,687	1,782	34,889	456,626	3,147	6,897
American Funds Global Balanced Fund, Class R-6	163,495	60,586	15,884	2,062	28,471	238,730	2,719	—
						695,356
Fixed income funds 47%
Intermediate Bond Fund of America, Class R-6	525,114	127,062	9,035	105	(11,638)	631,608	5,182	11,148
The Bond Fund of America, Class R-6	414,951	83,854	7,473	116	(11,518)	479,930	5,869	14,152
American Funds Inflation Linked Bond Fund, Class R-6	360,059	62,455	6,285	207	7,520	423,956	8,269	6,170
American Funds Mortgage Fund, Class R-6	308,218	63,547	3,530	16	(10,137)	358,114	2,005	10,573
Capital World Bond Fund, Class R-6	259,456	45,328	2,742	118	(2,492)	299,668	4,401	5,137
American High-Income Trust, Class R-6	280,526	17,717	27,663	(2,261)	29,133	297,452	12,000	—
U.S. Government Securities Fund, Class R-6	231,231	11,364	26,378	(412)	(9,947)	205,858	1,938	8,753
Short-Term Bond Fund of America, Class R-6	36,870	57,782	569	2	(667)	93,418	398	397
						2,790,004
Total 100%				$157,983	$496,957	$5,960,401	$97,762	$82,334
[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — American Funds 2015 Target Date Retirement Fund — Page 20 of 23

American Funds 2010
Target Date Retirement Fund®
Investment portfolio
July 31, 2021
unaudited
Fund investments Growth-and-income funds 19%	Shares	Value (000)
American Mutual Fund, Class R-6	4,892,731	$248,795
Capital World Growth and Income Fund, Class R-6	2,901,444	188,391
Washington Mutual Investors Fund, Class R-6	3,123,520	176,573
The Investment Company of America, Class R-6	2,606,654	132,105
Fundamental Investors, Class R-6	946,916	73,168
		819,032
Equity-income funds 21%
The Income Fund of America, Class R-6	25,070,988	650,091
Capital Income Builder, Class R-6	4,070,222	278,688
		928,779
Balanced funds 10%
American Balanced Fund, Class R-6	9,360,100	309,258
American Funds Global Balanced Fund, Class R-6	3,674,478	145,803
		455,061
Fixed income funds 50%
Intermediate Bond Fund of America, Class R-6	48,213,270	669,682
The Bond Fund of America, Class R-6	27,691,831	377,163
Short-Term Bond Fund of America, Class R-6	28,784,037	288,992
American Funds Inflation Linked Bond Fund, Class R-6	25,143,590	283,368
American Funds Mortgage Fund, Class R-6	26,839,608	275,106
American High-Income Trust, Class R-6	14,382,916	151,740
Capital World Bond Fund, Class R-6	7,269,230	151,272
		2,197,323
Total investment securities 100% (cost: $3,828,168,000)		4,400,195
Other assets less liabilities 0%		(858)
Net assets 100%		$4,399,337
American Funds Target Date Retirement Series — American Funds 2010 Target Date Retirement Fund — Page 21 of 23

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 7/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 19%
American Mutual Fund, Class R-6	$179,774	$56,094	$34,961	$3,782	$44,106	$248,795	$3,430	$—
Capital World Growth and Income Fund, Class R-6	142,652	39,804	32,901	4,100	34,736	188,391	2,290	—
Washington Mutual Investors Fund, Class R-6	141,248	28,332	30,470	3,965	33,498	176,573	2,357	7,150
The Investment Company of America, Class R-6	142,057	10,167	60,111	12,556	27,436	132,105	1,796	1,068
Fundamental Investors, Class R-6	104,587	7,557	67,704	19,284	9,444	73,168	1,518	1,994
						819,032
Equity-income funds 21%
The Income Fund of America, Class R-6	475,357	135,143	61,982	4,388	97,185	650,091	14,386	—
Capital Income Builder, Class R-6	474,865	41,858	331,660	29,699	63,926	278,688	11,040	—
						928,779
Balanced funds 10%
American Balanced Fund, Class R-6	115,784	183,087	15,548	1,102	24,833	309,258	2,161	4,707
American Funds Global Balanced Fund, Class R-6	108,656	35,996	18,733	1,202	18,682	145,803	1,746	—
						455,061
Fixed income funds 50%
Intermediate Bond Fund of America, Class R-6	573,302	127,407	18,139	125	(13,013)	669,682	5,589	12,418
The Bond Fund of America, Class R-6	320,882	73,708	8,175	116	(9,368)	377,163	4,641	11,265
Short-Term Bond Fund of America, Class R-6	227,138	70,022	4,912	44	(3,300)	288,992	1,548	2,366
American Funds Inflation Linked Bond Fund, Class R-6	249,186	37,730	8,159	288	4,323	283,368	6,001	4,478
American Funds Mortgage Fund, Class R-6	234,774	52,552	4,119	29	(8,130)	275,106	1,564	8,397
American High-Income Trust, Class R-6	174,140	8,568	46,170	(2,671)	17,873	151,740	6,496	—
Capital World Bond Fund, Class R-6	170,598	9,734	27,801	1,002	(2,261)	151,272	2,454	2,947
						2,197,323
Total 100%				$79,011	$339,970	$4,400,195	$69,017	$56,790
[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — American Funds 2010 Target Date Retirement Fund — Page 22 of 23

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2021, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
MFGEFP3-850-0921O-S85325	American Funds Target Date Retirement Series — Page 23 of 23